Financial Assets at Fair Value - Summary of Financial Assets at Fair Value Through Other Comprehensive Income (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Fair Value Of Investments In Equity Instruments Designated As Measured At Fair Value Through Other Comprehensive Income [Line Items]
At beginning of the year	¥ 9,771
Currency translation differences	(378)	¥ (1,286)	¥ 261
At end of the year	7,302	9,771
Equity Investments
Disclosure Of Fair Value Of Investments In Equity Instruments Designated As Measured At Fair Value Through Other Comprehensive Income [Line Items]
At beginning of the year	9,771	4,461
Addition		708
Disposal	(163)
Fair value change	(2,128)	5,219
Currency translation differences	(178)	(617)
At end of the year	¥ 7,302	¥ 9,771	¥ 4,461